Investments in Marketable Securities and Other Investments - Summary of Fair Value and Unrealized Gains (Losses) Related to Available-for-Sale Securities (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 2.5	$ 9.0
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	2.5	9.0
U.S. Treasury and Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2.5	9.0
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 2.5	$ 9.0